Net Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share

11. Net Income (Loss) Per Common Share
The following is the calculation of basic and diluted weighted-average shares outstanding and earnings (loss) per share (EPS) for the indicated periods.

	Three Months ended September 30,
	2022	2021
	(in thousands, except per share data)
Basic earnings (loss) per share:
Net income (loss) - numerator	$4,606	$(9,469)
Weighted-average shares — denominator	43,350	38,712

Basic earnings (loss) per share	$0.11	$(0.24)

Diluted earnings (loss) per share:
Net income (loss)	$4,606	$(9,469)
Interest expense on convertible note	819	—

Net income (loss) - numerator	$5,425	$(9,469)

Weighted-average shares (denominator):	43,350	38,712
Dilution effect of stock options and unvested restricted stock units and performance share units outstanding at end of period	1,760	—
Additional shares assuming conversion of convertible note	3,409	—

Weighted-average shares — diluted	48,519	38,712

Diluted earnings (loss) per share	$0.11	$(0.24)

Stock options and unvested restricted stock units and performance share units excluded due to anti-dilutive effect	920	4,305

10. Net Loss Per Common Share
Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if stock options, warrants, and convertible securities were exercised or converted into common stock. Diluted loss per share equals basic loss per share as the effect of including dilutive securities in the calculation would be antidilutive. For the years ended June 30, 2022 and 2021, respectively, stock options of 5,092 thousand and
5,554 thousand were excluded from the computation of diluted loss per share as our reported net losses for those periods would cause their exercise to have no effect on the calculation of loss per share.